Related Party Transactions	2 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions
Related Party Transactions

13. Related Party Transactions

In February 2023, Jefferson Capital Systems, LLC, one of the Company’s wholly-owned indirect subsidiaries, entered into a participation agreement (the “Participation Agreement”) with HH Warehouse LLC (“HH Warehouse”), pursuant to which Jefferson Capital Systems, LLC sold a 26.75% beneficial ownership interest (the “Portfolio Interest”) in a portfolio of performing installment loans (the “Portfolio”) to HH Warehouse for $2.9 million and agreed to administer the Portfolio and pay HH Warehouse a share of the collections proportionate to the size of the Portfolio Interest. In July 2024, Jefferson Capital Systems, LLC entered into an amendment to the Participation Agreement with HH Warehouse, pursuant to which Jefferson Capital Systems, LLC repurchased the Portfolio Interest from HH Warehouse for $1.4 million and assumed all rights and obligations related to the Portfolio Interest. Christopher Giles, a member of the Company’s board of directors, served as Vice President of HH Warehouse and held 12.86% of the membership interests in HH Warehouse at the time of such transactions.

Jefferson Capital, Inc. before the business combination
Related Party Transactions
Related Party Transactions

6. Related Party Transactions

Jefferson Capital Holdings will pay all expenses on behalf of the Company and the Company will reimburse Jefferson Capital Holdings for these expenses upon reorganization. The Company incurred $10,650 in professional fees and other selling, general and administrative expenses in the period of November 12, 2024 (Inception) to December, 31, 2024, which were paid by Jefferson Capital Holdings, LLC and is currently under payable to affiliates on the balance sheet.